Leases (Lease Assets and Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Lease right-of-use assets
Finance leases	$ 381	$ 416
Operating leases	485	424
Total lease right-of-use assets	$ 866	$ 840
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Properties	Properties
Current
Finance leases	$ 1	$ 31
Operating leases	$ 134	$ 117
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Less: Current portion of long-term debt	Less: Current portion of long-term debt
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accounts payable and other	Accounts payable and other
Noncurrent
Finance leases	$ 6	$ 7
Operating leases	$ 343	$ 298
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Long-term debt	Long-term debt
Total lease liabilities	$ 484	$ 453